Warranty liability (Tables)	12 Months Ended
Dec. 31, 2021
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability
A continuity of the warranty liability is as follows:

	Years ended December 31,
	2021	2020
Balance, beginning of year	$18,936	$8,901
Warranty claims	(5,322)	(6,906)
Warranty accruals	7,025	16,191
Change in estimate	(337)	(291)
Impact of foreign exchange changes	(1,511)	1,041
Balance, end of year	18,791	18,936
Current portion	(13,577)	(10,749)
Long-term portion	$5,214	$8,187